Share-Based Compensation	12 Months Ended
Dec. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share-Based Compensation	Share-Based Compensation
2019 Stock Incentive Plan
The Group adopted the 2019 stock incentive plan ("2019 Plan") and obtained Board’s approval on November 1, 2019, under which the Group may grant various awards such as options, restricted shares or restricted share units to employees, directors, and consultants for services rendered.
Pursuant to the plan, a grantee has the right to subscribe for the ordinary shares at a price determined by the Board. The options granted can only vest if the service conditions are met. Options granted under the plan are valid and effective for 10 years from the date of grant and vest over a service period which is generally four years; 25% of the granted options vest on the first anniversary of the grant date and the remaining options vest in equal monthly installments over next 36 months. Some options are vested in equal monthly installments or annual installments over the entire service period or vested immediately upon the grant date in instances where services had already been performed in their entirety.
The grant date of certain grantees occurred after the date they had begun rendering services to satisfy the condition attached to the share option award, the management estimated the grant date fair value in each reporting period for the purpose of recognizing the expense during the period between the service commencement date and the grant date. Once the grant date has been established, the recognized expense is based on the actual grant date fair value of the share option in the period of change.
Grantees who leave the Group other than for certain causes will lose their entitlement to the vested options if not exercised within three months of their termination date (or within three months after the IPO kick-off date for certain option holders).
2021 Stock Incentive Plan
The Group adopted 2021 Stock Incentive Plan (“2021 Plan”) effective on the day of effectiveness of its IPO. Awards granted under the 2021 Plan may be either stock options, stock appreciation rights (“SARs”), restricted stock units (“RSUs”), restricted stock awards (“RSA”) or dividend equivalent right ("DER”). The maximum aggregate number of ordinary shares which may be issued pursuant to all awards under the 2021 Plan is (1) 6,000,000 ordinary shares, plus (2) any ordinary shares that were, as of the effective date of the 2021 Plan, (i) available for issuance under the 2019 Plan or (ii) subject to outstanding awards under the 2019 Plan that become available for issuance under the 2021 Plan thereafter in accordance with its terms. The number of ordinary shares initially available for issuance will be increased on the first day of each of our fiscal years during the term of the 2021 Plan commencing with the fiscal year beginning January 1, 2021, by an amount equal to the least of (i) 5.0% of the total number of ordinary shares issued and outstanding on the last day of the immediately preceding fiscal year; or (ii) such lesser number of shares as may be determined by the Company’s board of directors. Our board of directors determined that the increase under the 2021 Plan for the fiscal years beginning January 1, 2023 and 2024, to be 2.5% and 5.0%, respectively, of our outstanding shares as determined on December 31, 2022 and 2023, respectively. In no event will more than 60,000,000 shares be issuable upon the exercise of incentive share options (within the meaning of Section 422 of the U.S. Internal Revenue Code) under the 2021 Plan.
Pursuant to the plan, a grantee has the right to subscribe for the ordinary shares at a price determined by the Board. The options granted can only vest if the service conditions are met. Options granted under the plan are valid and effective for 10 years from the date of grant and vest over a service period which is generally four years; 25% of the granted options vest on the first anniversary of the grant date and the remaining options vest in equal monthly installments over next 36 months.
Grantees who leave the Group other than for certain causes will lose their entitlement to the vested options if not exercised within three months of their termination date.
During the year ended December 31, 2021, the Company granted a total of 2,403,660 options which contain 897,660 options from the 2019 Plan and 1,506,000 options from the 2021 Plan. During the years ended December 31, 2022 and 2023, the Company granted 2,986,547 and 2,324,087, respectively, options from the 2021 Plan.
As of December 31, 2023, the Group has reserved 5,278,658 shares available to grant under the 2021 Plan.
2021 Employee Share Purchase Plan
The Group adopted the 2021 Employee Share Purchase Plan (“2021 ESPP”) and began implementation in May 2022. A total of 600,000 ordinary shares were initially reserved for issuance under the 2021 ESPP Plan. On the first day of each calendar year beginning on January 1, 2022 and ending on and including January 1, 2031, the number of shares available for issuance under the 2021 ESPP Plan shall be increased by that number of shares equal to the lesser of 1.0% of the aggregate number of ordinary shares of the Group outstanding on the final day of the immediately preceding calendar year or such smaller number of shares as determined by the Groups board of directors. Our board of directors did not approve any increases to the number of shares available for 2021 ESPP issuances for the fiscal years beginning January 1, 2023 and 2024.
An offering was made under the 2021 ESPP starting May 1, 2022, for the Section 423 component of the plan with the following key provisions: eligible employees are granted rights to purchase ordinary shares, which can be funded through payroll deductions that cannot exceed 15% of each employee’s compensation. The 2021 ESPP generally provides for a 24-month offering period, which includes four six-month purchase periods. At the end of each purchase period, eligible employees are permitted to purchase ordinary shares at 85% of the lower of fair market value at the beginning of the offering period or fair market value at the end of the purchase period. The first offering period began on May 1, 2022, followed by the next offering period every six months. During the year ended December 31, 2022, employees purchased 25,468 shares at a weighted average discounted price of $0.74 and the Group recorded share-based compensation expense of USD 39 thousand with respect to the 2021 ESPP. During the year ended December 31, 2023, employees purchased 60,207 shares at a weighted average discounted price of $0.73 and the Group recorded share-based compensation expense of USD 14 thousand with respect to the 2021 ESPP.
The options activities under 2019 and 2021 Plans (after the Share Consolidation) for the years ended December 31, 2021, 2022 and 2023 were as follows:

	Number of options	Weighted average exercise price per share option
Options outstanding as of January 1, 2021	1,665,883
Granted	2,403,660	$13.76
Exercised	(163,773)	$0.96
Forfeited[i]	(157,381)	$14.76
Options outstanding as of December 31, 2021	3,748,389
Granted	2,986,547	$3.44
Forfeited[i]	(1,631,309)	$9.61
Options outstanding as of December 31, 2022	5,103,627
Granted	2,324,087	$1.12
Exercised	(1,500)	$0.75
Forfeited[i]	(878,593)	$5.31
Options outstanding as of December 31, 2023	6,547,621
Options exercisable as of December 31, 2023	3,019,701
The weighted average remaining contractual life of options outstanding as of December 31, 2021, 2022 and 2023 was 9.2, 8.7 and 8.2 years, respectively.
(i)The options were forfeited when the employment terminated.
Fair value of options granted under stock incentive plans and shares under 2021 ESPP
Prior to the completion of the IPO, the Company determined its equity value which was estimated using the hybrid method and adopted the allocation model to determine the fair value of its underlying ordinary shares. After the completion of the IPO, the fair value of the share options is estimated based on the fair market value of the Company’s underlying ordinary shares at the grant date.
Based on the fair value of underlying ordinary shares, the Group used the Binomial option-pricing model to determine the fair value of options as of the grant date. Separately, the Group used the Black-Scholes option-pricing model to determine the fair value of ESPP compensation expense calculation as of the grant date. As of December 31, 2023, the amounts withheld from employees’ paychecks totaled USD 14 thousand, which is recorded in Other payables and accruals within Current liabilities. Key assumptions for the options granted for the periods and ESPP compensation are set forth below:

	Stock Incentive Plan			ESPP
	Year Ended December 31,			Year Ended December 31,
	2021	2022	2023	2022	2023
Weighted average exercise price during the year	$13.80	$3.44	$1.12	(i)	(ii)
Grant date share price	$4.30~$23.30	$0.75~$4.91	$0.77~$1.29	$0.86~$1.86	$1.05
Risk-free interest rate	1.2%~1.7%	1.9%~3.4%	3.6%~4.4%	1.5%~4.8%	4.1%~5.1%
Expected volatility	60.5%~62.2%	61.4%~62.0%	59.3%~60.1%	51.1%~60.2%	47.0%~52.3%
Option life	10 years	10 years	10 years	0.5~2.0 years	0.5~2.0 years
Expected early exercise multiple	2.2	2.2~2.8	2.2~2.8	N/A	N/A
Dividend yield	Nil	Nil	Nil	Nil	Nil
Forfeiture rate	3.0%-9.6%	3.0%-10.8%	*8.3%-12.3%	3.0%	3.0%-5.0%
Weighted average fair value granted during the year	$10.60	$1.98	$0.64	$0.71	$0.40
*During the year ended December 31, 2023, the forfeiture rates for executives ranged from 8.3% to 12.3% and for all other employees ranged between 9.5% to 11.7%.
(i)Discounted ESPP price for issued shares during the year ended December 31, 2022 was $0.74.
(ii)Discounted ESPP prices for issued shares during the year ended December 31, 2023 was $0.73 and $0.89.
The Group adopted the average volatility of the comparable companies as the proxy of the expected volatility of the underlying share. The volatility of each comparable company was based on the historical daily stock prices for a period with length commensurate to the remaining maturity life of the share options.
Share-based compensation to Co-Founders
Pursuant to the shareholders agreement entered into between the Company and its shareholders, the Company issued a total of 702,278 ordinary shares to its Co-Founders for the achievement of certain R&D milestones up to the completion of the IPO in March 2021. As part of the Share Consolidation during the IPO, these shares have become 403,606 ordinary shares.
Additionally, after the IPO and pursuant to the shareholders agreement, upon achievement of certain R&D milestones, the Company issued 210,682 ordinary shares to its Co-Founders for the year ended December 31, 2021. After the Share Consolidation, these shares have become 121,080 ordinary shares.
In March 2021, based on the anti-dilutive obligation of the Company to issue additional Series C preferred shares, the Company also issued additional 80,457 Series C preferred shares. After the Share Consolidation, these have become 46,232 preferred shares. Upon completion of the IPO, such preferred shares were converted to ordinary shares on a one-for-one basis.
The Group determined its equity value which was estimated using the hybrid method and adopted the allocation model to determine the fair value of this share-based payment as USD 0.9 per share before the Share Consolidation (USD 1.57 after the Share Consolidation) on the grant date. Key assumptions included risk-free interest rate of 2.5%, expected volatility of 60.0%, dividend yield of nil and were based on the management’s best estimates.
Share-based compensation to additional Series C preferred shareholder
In conjunction with the additional 3,162,894 Series C preferred shares issued to the final Series C preferred shareholder in December 2020 for a cash consideration of USD 20.0 million, the Group recognized the difference between the cash consideration received from and the fair value of the Additional Series C Preferred Shares on the issuance date as a share-based compensation in the amount of approximately USD 3.1 million for the year ended December 31, 2021.
Share-based compensation expense classification
Share-based compensation expenses included in the consolidated statements of loss for the years ended December 31, 2021, 2022 and 2023 is as follows:

	Year Ended December 31,
(In thousands)	2021	2022	2023
Research and development expenses (Note 7)	$4,120	$3,073	$1,437
Administrative expenses (Note 6(ii), Note 7)	4,866	3,834	1,822
	$8,986	$6,907	$3,259
Upon completion of the IPO, all issued and outstanding Additional Series C Preferred Shares were converted to ordinary shares on a one-for-one basis